Intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 25,312
Intangible assets other than goodwill at end of period	31,535
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	46,189
Additions	9,878
Exchange difference	96
Intangible assets other than goodwill at end of period	56,163
Amortization and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(20,877)
Additions	(3,721)
Exchange difference	(30)
Intangible assets other than goodwill at end of period	(24,628)
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	13,548
Intangible assets other than goodwill at end of period	21,165
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	16,798
Additions	8,804
Exchange difference	0
Intangible assets other than goodwill at end of period	25,602
Capitalized development costs | Amortization and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(3,250)
Additions	(1,187)
Exchange difference	0
Intangible assets other than goodwill at end of period	(4,437)
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	11,764
Intangible assets other than goodwill at end of period	10,370
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	29,391
Additions	1,074
Exchange difference	96
Intangible assets other than goodwill at end of period	30,561
Licenses | Amortization and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(17,627)
Additions	(2,534)
Exchange difference	(30)
Intangible assets other than goodwill at end of period	$ (20,191)